CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.6%
	Bermuda - 0.8%
2,350,413	PAX Global Technology Ltd.	$ 1,832,206

	Canada - 5.6%
23,743	Franco-Nevada Corporation	3,124,104
524,688	Jaguar Mining, Inc.	1,157,568
155,000	Quebecor, Inc., Class B	3,312,450
92,169	TC Energy Corporation(a)	4,774,274
		12,368,396
	Cayman Islands - 0.9%
2,493,239	NagaCorp Ltd.(b)	2,042,781

	Chile - 1.8%
266,306	Cia Cervecerias Unidas S.A. - ADR	3,363,445
102,546,552	Vina San Pedro Tarapaca S.A.(c)	709,607
		4,073,052
	Denmark - 2.5%
349,187	ISS A/S	5,566,855

	Finland - 1.6%
457,047	Wartsila OYJ Abp	3,581,720

	France - 10.9%
56,893	Air Liquide S.A.	7,655,904
45,953	Eiffage S.A.	4,155,794
13,920	Schneider Electric S.E.	1,658,201
47,363	Sodexo S.A.	3,349,292
134,716	Ubisoft Entertainment S.A.(b)	5,939,831
35,000	Worldline S.A.(b)	1,305,129
		24,064,151
	Germany - 1.4%
71,322	Fraport A.G. Frankfurt Airport Services Worldwide	3,118,241

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	Indonesia - 2.3%
2,419,435	Gudang Garam Tbk P.T.	$ 5,053,749

	Ireland - 3.9%
212,333	Perrigo Company plc	8,614,350

	Israel - 2.0%
478,400	ICL Group Ltd.	4,370,458

	Japan - 5.6%
140,334	Aica Kogyo Company Ltd.	2,937,474
11,196	FANUC Corporation	1,754,724
200,051	Nagaileben Company Ltd.(a)	2,795,624
161,905	Sekisui Jushi Corporation	2,012,257
8,652	Shimano, Inc.	1,457,381
68,000	T Hasegawa Company Ltd.	1,385,693
		12,343,153
	Korea (Republic Of) - 1.0%
45,648	S-1 Corporation	2,279,759

	Malaysia - 1.6%
3,396,312	Genting Bhd.	3,503,090

	Mexico - 1.7%
1,585,285	Megacable Holdings S.A.B. de C.V.	3,849,011

	Netherlands - 1.3%
110,733	Koninklijke Vopak N.V.	2,789,861

	Singapore - 1.6%
427,369	Oversea-Chinese Banking Corp Ltd.	3,505,450

	Spain - 0.5%
50,929	Cia de Distribucion Integral Logista Holdings S.A.	997,706

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	Sweden - 2.9%
162,925	Loomis A.B.	$ 3,979,594
217,933	Mekonomen A.B.	2,357,406
		6,337,000
	Switzerland - 0.6%
112,011	Softwareone Holding A.G.(a)	1,342,769

	Thailand - 2.4%
716,400	Bangkok Bank PCL	2,715,829
622,930	Siam City Cement PCL	2,665,969
		5,381,798
	United Kingdom - 2.5%
1,268,791	Firstgroup PLC(b)	1,974,008
384,670	Fresnillo PLC	3,593,331
		5,567,339
	United States - 25.2%
37,204	3M Company	4,814,569
15,733	Brunswick Corporation	1,028,624
5,437	Carlisle Companies, Inc.	1,297,323
31,523	CarMax, Inc.(b)	2,852,201
150,000	CDK Global, Inc.	8,215,499
52,150	Dentsply Sirona, Inc.	1,863,320
25,633	Emerson Electric Company	2,038,849
84,267	Henry Schein, Inc.(b)	6,466,650
37,500	IAA, Inc.(b)	1,228,875
8,629	McDonald's Corporation	2,130,328
24,905	Mohawk Industries, Inc.(b)	3,090,461
6,508	O'Reilly Automotive, Inc.(b)	4,111,493
270,940	PHI Group, Inc.(a)	3,516,801
20,000	Ross Stores, Inc.	1,404,600
27,040	Scotts Miracle-Gro Company (The)(a)	2,135,890
59,673	Sonoco Products Company	3,403,748
25,000	Walmart, Inc.	3,039,500
6,156	WW Grainger, Inc.	2,797,471
		55,436,202

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares				Fair Value
	COMMON STOCKS — 80.6% (Continued)
	TOTAL COMMON STOCKS (Cost $196,862,239)			$ 178,019,097

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 6.6%
	United States - 6.6%
79,027	SPDR Gold Shares(b)			13,312,888
22,000	SPDR S&P Regional Banking ETF(a)			1,277,980
				14,590,868

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,381,207)			14,590,868

Shares				Fair Value
	PREFERRED STOCKS — 2.6%
	United States - 2.6%
100,000	Bank of America Corporation			2,066,000
98,132	JPMorgan Chase & Company(a)			1,819,367
100,000	Wells Fargo & Company(a)			1,758,000
				5,643,367

	TOTAL PREFERRED STOCKS (Cost $6,218,887)			5,643,367

Shares				Fair Value
	PRIVATE INVESTMENT FUNDS — 2.3%
	United States - 2.3%
2,691,200	Coast Capital Midas Fund LP(b),(c),(d)			5,040,618

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,800,000)			5,040,618

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.5%
	Ireland — 1.1%
2,500,000 USD	Perrigo Finance Unlimited Company	3.9000	12/15/2024	2,343,003

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.5% (Continued)
	United States — 0.4%
1,000,000 USD	IAA, Inc.(a),(e)	5.50	6/15/2027	$ 924,687

	TOTAL CORPORATE BONDS (Cost $3,473,560)			3,267,690

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 5.8%
	COLLATERAL FOR SECURITIES LOANED - 1.1%
2,518,755	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (Cost $2,518,755)(f),(g)			2,518,755

	MONEY MARKET FUNDS - 4.7%
10,523,534	STIT - Government & Agency Portfolio Institutional Class, 1.39% (Cost $10,523,533)(f),(g)			10,523,533

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,042,288)			13,122,628

	TOTAL INVESTMENTS - 99.4% (Cost $235,778,181)			$ 219,603,928
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%			1,138,352
	NET ASSETS - 100.0%			$ 220,742,280

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022 (Unaudited)

(a)	Security, or a portion of the security, is out on loan at June 30, 2022. Total loaned securities had a value of $8,882,704 at June 30, 2022.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2022 was $5,750,225, representing 2.60% of net assets.
(d)	Restricted security.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is $924,687 or 0.42% of net assets.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(g)	The loaned securities were secured with short-term investment cash collateral of $2,518,755 and non-cash collateral of $6,728,869. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

As of June 30, 2022 the following Forward Foreign Currency Contracts were open:
FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/Sold	U.S. Dollar Equivalent	U.S. Dollar Value at June 30, 2022	Unrealized Appreciation/(Depreciation)*
To Sell:
British Pound	07/05/2022	State Street Bank	353,921	$ 430,248	$ 430,818	$ (570)
Canadian Dollar	07/05/2022	State Street Bank	3,815,132	2,964,084	2,963,715	369
				$ 3,394,332	$ 3,394,533	$ (201)

Total						$ (201)

*The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2022.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 85.5%
	Bermuda - 2.4%
998,587	PAX Global Technology Ltd.	$ 778,424

	Canada - 6.8%
104,312	Jaguar Mining, Inc.	230,133
32,000	Quebecor, Inc., Class B(a)	683,861
24,974	TC Energy Corporation(a)	1,293,632
		2,207,626
	Cayman Islands - 2.2%
864,761	NagaCorp Ltd.(b)	708,523

	Chile - 3.9%
55,233	Cia Cervecerias Unidas S.A. - ADR	697,593
84,677,397	Vina San Pedro Tarapaca S.A. (c)	585,955
		1,283,548
	Denmark - 3.6%
74,159	ISS A/S(b)	1,182,267

	Finland - 3.1%
127,395	Wartsila OYJ Abp	998,351

	France - 14.7%
9,489	Air Liquide S.A.	1,276,904
12,361	Eiffage S.A.	1,117,876
2,477	Schneider Electric S.E.	295,069
11,960	Sodexo S.A.	845,756
24,937	Ubisoft Entertainment S.A.(b)	1,099,510
4,500	Worldline S.A.(b)	167,802
		4,802,917
	Germany - 2.1%
15,443	Fraport A.G. Frankfurt Airport Services Worldwide(b)	675,177

	Indonesia - 3.0%
468,965	Gudang Garam Tbk P.T.	979,581

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 85.5% (Continued)
	Ireland - 4.5%
36,154	Perrigo Company plc	$ 1,466,768

	Israel - 3.6%
127,127	ICL Group Ltd.	1,161,378

	Japan - 7.4%
27,581	Aica Kogyo Company Ltd.	577,326
1,514	FANUC Corporation	237,286
44,324	Nagaileben Company Ltd.	619,408
48,745	Sekisui Jushi Corporation	605,833
1,138	Shimano, Inc.	191,690
9,000	T Hasegawa Company Ltd.	183,401
		2,414,944
	Korea (Republic Of) - 2.6%
17,173	S-1 Corporation	857,656

	Malaysia - 2.9%
930,588	Genting Bhd	959,845

	Mexico - 2.9%
395,071	Megacable Holdings S.A.B. de C.V.	959,217

	Netherlands - 2.6%
34,028	Koninklijke Vopak N.V.	857,318

	Singapore - 2.3%
92,901	Oversea-Chinese Banking Corp Ltd.	762,011

	Spain - 0.6%
9,752	Cia de Distribucion Integral Logista Holdings S.A.	191,043

	Sweden - 5.6%
45,847	Loomis A.B.	1,119,856

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 85.5% (Continued)
	Sweden - 5.6% (Continued)
64,153	Mekonomen A.B.	$ 693,950
		1,813,806
	Switzerland - 0.7%
18,489	Softwareone Holding A.G.	221,643

	Thailand - 4.2%
205,300	Bangkok Bank PCL	778,280
141,934	Siam City Cement PCL	607,438
		1,385,718
	United Kingdom - 3.8%
613,903	Firstgroup plc(b)	955,122
32,107	Fresnillo plc	299,922
		1,255,044

	TOTAL COMMON STOCKS (Cost $32,964,606)	27,922,805

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.2%
	United States - 6.2%
12,003	SPDR Gold Shares(b)	2,022,025

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,487,407)	2,022,025

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 3.9%
	United States - 3.9%
672,800	Coast Capital Midas Fd LP(b),(c),(d),(e)	1,260,154

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $1,200,000)	1,260,154

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	COLLATERAL FOR SECURITIES LOANED – 0.1%
19,686	State Street Navigator Securities Lending Government Money Market Portfolio, 0.01% (Cost $19,686)(f),(g)	$ 19,686

	MONEY MARKET FUNDS - 2.0%
675,303	State Street Institutional Treasury Plus Money Market Fund Trust Class, 1.39% (Cost $675,303)(f)	675,303

	TOTAL SHORT-TERM INVESTMENTS (Cost $684,989)	$ 694,989

	TOTAL INVESTMENTS – 97.7% (Cost $36,347,002)	$ 31,899,973
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	739,140
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%	(869,730)
	NET ASSETS - 100.0%	$ 32,639,113

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security, or a portion of the security, is out on loan at June 30, 2022. Total loaned securities had a value of $1,287,645 at June 30, 2022.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of June 30, 2022, was $1,846,109, representing 5.6% of net assets.
(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(e)	Restricted security.
(f)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(g)	The loaned securities were secured with short-term investment cash collateral of $19,686 and non-cash collateral of $1,344,702. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022 (Unaudited)

As of June 30, 2022 the following Forward Foreign Currency Contracts were open:
FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency Amount Purchased/Sold	U.S. Dollar Equivalent	U.S. Dollar Value at June 30, 2022	Unrealized Appreciation/(Depreciation)*
To Sell:
British Pound	07/05/2022	State Street Bank	29,541	$ 35,912	$ 35,959	$ (46)
Canadian Dollar	07/05/2022	State Street Bank	592,807	460,569	460,512	56
			$ 496,481		$ 496,471	$ 10

Total						$ 10

*The amount represents fair value derivative instruments subject to foreign currency risk exposure as of June 30, 2022.